Debt (Estimated Fair Value Of Company's Debt Facilities) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Estimated Fair Value (Level 1)	$ 2,587	$ 2,660
Carrying Value in Excess of Fair Value	$ 173	$ 108
Valuation Technique	A	A